13 Taxes (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Taxes Abstract
Operating profit	R$ 5,119,537
IRPJ and CSLL (34%)	(1,740,643)	R$ (967,954)	R$ (624,933)
Tax effects on:
Equity in income	65,806	36,297	36,555
Interest on own capital	276,808	222,848	90,440
Dividends	243	192	497
Non deductible expenses	(17,133)	(15,274)	(26,291)
Tax incentives	28,572	17,804	13,860
Unrecognized income and social contribution tax loss carry-forwards	(39,421)	(48,892)	(5,645)
Difference between the calculation bases of deemed profit and taxable profit	121,242	72,175	(19,680)
Others	19,161	R$ 7,143	R$ 17,486
Current IRPJ and CSLL	(1,260,469)
Deferred IRPJ and CSLL	R$ (24,896)
Effective rate - %	25.10%	23.70%	25.60%